DERIVATIVE LIABILITIES (Details - Fair value) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Derivative Liabilities
Derivative liability, beginning balance	$ 15,526	$ 14,690
Change in fair value of derivative liability	875	683
Foreign exchange effect on derivative liability	(1,232)	153
Derivative liability, ending balance	$ 15,169	$ 15,526